Geographic information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 2,145,716	$ 0	$ 3,134,250
International [Member]
Revenue	2,145,716	0	3,134,250
Other [Member]
Revenue	0	0	0
Revenue [Member]
Revenue	$ 2,145,716	$ 0	$ 3,134,250